Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Cash flows from operating activities:
Net loss attributable to equity holder	$ (38,142)	$ (3,396)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	27,263	26,173
Amortization of deferred financing costs and debt issuance costs	1,648	1,559
Gain on sale of property, plant and equipment	(141)	(3)
Unrealized foreign exchange losses	6,360
Trademark impairment loss	38,000
Asset impairments		760
Deferred income taxes	(18,581)	2,351
Other non-cash items, net	(534)	(44)
Changes in operating assets and liabilities:
Accounts receivable	1,378	(4,186)
Related party receivables, net	(4,925)	(2,923)
Inventories	(27,037)	544
Other current assets	(9,833)	(6,434)
Other assets	2,520	(418)
Accounts payable	5,145	(6,630)
Accrued expenses and other current liabilities	(2,476)	(1,384)
Other long-term liabilities	(2,324)	(549)
Net cash (used in) provided by operating activities	(21,679)	5,420
Cash flows from investing activities:
Capital expenditures	(21,522)	(16,192)
Proceeds from sale of property, plant and equipment	893	23
Net cash used in investing activities	(20,629)	(16,169)
Cash flows from financing activities:
Debt repayments	(1,534)	(1,533)
Net cash used in financing activities	(1,534)	(1,533)
Effect of exchange rate changes on cash	(13)	2
Net decrease in cash and cash equivalents	(43,855)	(12,280)
Cash and cash equivalents at the beginning of period	76,619	78,917
Cash and cash equivalents at the end of period	$ 32,764	$ 66,637